Debt - Additional Information (Detail) - Line of Credit - Silicon Valley Bank - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2015	May 31, 2015	Jan. 31, 2018	Jan. 31, 2017
Revolving Credit Facility
Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 80,000,000
Credit facility, expiration date		May 31, 2018
Credit facility, amount outstanding		$ 35,000,000	$ 0	$ 0
Credit facility, repayment of loan	$ 35,000,000
Line of Credit Facility, Covenant Terms			The Credit Agreement contains certain affirmative and negative covenants, including a minimum liquidity covenant; a consolidated adjusted Earnings Before Interest, Taxes, Depreciation and Amortization covenant; a limit on our ability to incur additional indebtedness, dispose of assets, make investments, pay dividends or distributions; and certain other specifically-defined restrictions on our activities. The Credit Agreement limits our ability to pay and declare dividends to $250,000 during any fiscal year, as long as no event of default as defined in the Credit Agreement has occurred or will occur because of such payment.
Line of Credit Facility, Covenant Compliance			We were in compliance with the Credit Agreement covenants as of January 31, 2017 and 2018.
Revolving Credit Facility | Minimum
Debt [Line Items]
Commitment fees rate			0.30%
Revolving Credit Facility | Maximum
Debt [Line Items]
Commitment fees rate			0.3375%
Revolving Credit Facility | Base Rate [Member] | Minimum
Debt [Line Items]
Debt Instrument basis spread on plus margin			2.50%
Revolving Credit Facility | Base Rate [Member] | Maximum
Debt [Line Items]
Debt Instrument basis spread on plus margin			4.00%
Letter of Credit
Debt [Line Items]
Credit facility, maximum borrowing capacity		15,000,000
Bridge Loan
Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 5,000,000